Trade and Other Payables - Schedule of Trade and Other Payables (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade, current	[1]	$ 5,935	$ 10,268
Total, current		5,935	10,268
Trade, noncurrent	[1]	7,194	6,650
Total, noncurrent		$ 7,194	$ 6,650

[1]	Legal fees